SHAREHOLDERS' EQUITY (Description of Plans) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2010	Oct. 31, 2008
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted	$ 2.55
Intrinsic value of options exercised	$ 14,024
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized		7,355,112
Shares available for grant	131,250	8,355,112	1,000,000